AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON 07/11/2016

SECURITIES ACT REGISTRATION NO. 002-96538

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	[1]
Post-Effective Amendment No.	☐

and

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 YORKTOWN AVENUE

LYNCHBURG, VA 24501

434-846-1361

DAVID D. BASTEN

2303 YORKTOWN AVENUE

LYNCHBURG, VA 24501

(Name and Address of Agent for Service)

Please send copy of communications to:

DAVID D JONES, ESQUIRE

DRAKE COMPLIANCE, LLC

422 FLEMING STREET, SUITE 7

KEY WEST, FL 33040

W. LEE H. DUNHAM, ESQUIRE

SULLIVAN & WORCESTER LLP

ONE POST OFFICE SQUARE

BOSTON, MA 02109

Title of Securities Being Registered: Shares of a series of the Registrant.

Filing Fee: No filing fee is required because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has registered a indefinite number of shares.

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

Effective Date: Pursuant to Section 8(a) and Rule 488 of the Securities Act of 1933, as amended, it is proposed that this filing will become effective on July 27, 2016 in accordance with Section 8(a) and Rule 488 of the Securities Act of 1933 or on such date as the Commission, acting pursuant to said Section 8(a), may determine.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall became effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

PROXY/PROSPECTUS

The form of combined proxy/prospectus of Registrant is incorporated by reference to the combined proxy/prospectus previously filed by Registrant on Form N-14 on June 27, 2017, Accession No. 0001193125-16-632479.

STATEMENT OF ADDITIONAL INFORMATION

The form of statement of additional information of Registrant is incorporated by reference to the combined statement of additional information previously filed by Registrant on Form N-14 on June 27, 2017, Accession No. 0001193125-16-632479.

PART C- OTHER INFORMATION

The form of Part C- Other Information of Registrant is incorporated by reference to the combined Part C- Other Information previously filed by Registrant on Form N-14 on June 27, 2017, Accession No. 0001193125-16-632479.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 this Registration Statement has been signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Lynchburg, Commonwealth of Virginia on the 11th day of July, 2016.

AMERICAN PENSION INVESTORS TRUST

/s/ David D. Basten
David D. Basten, President

The term “American Pension Investors Trust” means and refers to the Trustees from time to time serving under the Agreement and Declaration of Trust of the Registrant dated January 23, 1985, as amended, a copy of which is on file with the Secretary of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding personally upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant, but bind only the trust property of the Registrant, as provided in the Agreement and Declaration of Trust of the Registrant. The execution of this Registration Statement has been authorized by the Trustees of the Registrant and this Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

Pursuant to the requirements of the Securities Act, this Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David D. Basten David D. Basten	Trustee, Chairman and President (Principal Executive Officer)	July 11, 2016

/s/ David M. Basten David M. Basten	Trustee	July 11, 2016

/s/ Mark A. Borel * Mark A. Borel	Trustee	July 11, 2016

/s/ Stephen B. Cox * Stephen B. Cox	Trustee	July 11, 2016

/s/ G. Edgar Dawson III * G. Edgar Dawson III	Trustee	July 11, 2016

/s/ Wayne C. Johnson * Wayne C. Johnson	Trustee	July 11, 2016

/s/ Charles D. Foster Charles D. Foster	Treasurer	July 11, 2016

*By:	/s/ David D. Basten
David D. Basten

Attorney-in-Fact, pursuant to the powers of attorney incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0001193125-06-197971 on September 27, 2006.